Trading Account Profits And Losses (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Trading Account Profits And Losses [Abstract]
Interest rate and other derivative contracts	¥ 77,698		¥ (3,095)		¥ (88,486)
Trading account securities, excluding derivatives	589,587		137,000		849,958
Trading account profits-net	667,285		133,905		761,472
Foreign exchange derivative contracts	(94,853)	[1]	79,840	[1]	31,154	[1]
Net trading gains	¥ 572,432		¥ 213,745		¥ 792,626

[1]	Gains (losses) on foreign exchange derivative contracts are included in Foreign exchange gains—net in the accompanying consolidated statements of income. Foreign exchange gains—net in the accompanying consolidated statements of income are also comprised of foreign exchange gains other than derivative contracts and foreign exchange gains (losses) related to the fair value option.